Cover Page	Feb. 04, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Feb. 04, 2026
Entity Registrant Name	EZCORP, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	0-19424
Entity Tax Identification Number	74-2540145
Entity Address, Address Line One	2500 Bee Cave Road
Entity Address, Address Line Two	Bldg One
Entity Address, Address Line Three	Suite 200
Entity Address, City or Town	Rollingwood
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	78746
City Area Code	512
Local Phone Number	314-3400
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A Non-voting Common Stock, par value $.01 per share
Trading Symbol	EZPW
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0000876523